Distribution Date:	05/15/26	COMM 2012-CCRE4 Mortgage Trust
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Controlling Class Rep.	MP Securitized Credit Partners, L.P.
Modified Loan Detail	21		-
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23-24	Trustee	U.S. Bank Trust Company, National Association
Interest Shortfall Detail - Collateral Level	25		General Contact	(312) 332-7457
Supplemental Notes	26		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12624QAN3	0.704000%	59,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624QAP8	1.801000%	148,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12624QAQ6	2.436000%	70,571,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12624QAR4	2.853000%	499,354,000.00	16,460,995.74	0.00	0.00	0.00	0.00	0.00	16,460,995.74	93.28%	30.00%
A-M	12624QAT0	3.251000%	111,100,000.00	111,100,000.00	0.00	0.00	0.00	0.00	0.00	111,100,000.00	47.93%	20.00%
B	12624QBA0	3.703000%	65,271,000.00	65,271,000.00	0.00	0.00	0.00	0.00	0.00	65,271,000.00	21.29%	14.13%
C	12624QAC7	4.343346%	38,885,000.00	38,885,000.00	0.00	0.00	0.00	0.00	0.00	38,885,000.00	5.42%	10.63%
D	12624QAE3	4.343346%	45,829,000.00	13,283,004.26	0.00	0.00	0.00	0.00	0.00	13,283,004.26	0.00%	6.50%
E*	12624QAG8	4.343346%	19,442,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.75%
F	12624QAJ2	4.343346%	18,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
G	12624QAL7	4.343346%	34,719,345.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12624QAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624QAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624QAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,111,000,345.00	245,000,000.00	0.00	0.00	0.00	0.00	0.00	245,000,000.00

X-A	12624QAS2	1.143705%	888,800,000.00	127,560,995.74	0.00	0.00	0.00	0.00	0.00	127,560,995.74
X-B	12624QAA1	0.401283%	104,156,000.00	104,156,000.00	0.00	0.00	0.00	0.00	0.00	104,156,000.00
Notional SubTotal			992,956,000.00	231,716,995.74	0.00	0.00	0.00	0.00	0.00	231,716,995.74

Deal Distribution Total					0.00	0.00	0.00	0.00	0.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624QAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624QAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12624QAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12624QAR4	32.96458172	0.00000000	0.00000000	0.07837330	1.41071937	0.00000000	0.00000000	0.00000000	32.96458172
A-M	12624QAT0	1,000.00000000	0.00000000	0.00000000	2.70916670	49.43595626	0.00000000	0.00000000	0.00000000	1,000.00000000
B	12624QBA0	1,000.00000000	0.00000000	0.00000000	3.08583337	90.62089274	0.00000000	0.00000000	0.00000000	1,000.00000000
C	12624QAC7	1,000.00000000	0.00000000	0.00000000	3.61945506	130.71164151	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12624QAE3	289.83840494	0.00000000	0.00000000	1.04905715	63.53600690	0.00000000	0.00000000	0.00000000	289.83840494
E	12624QAG8	0.00000000	0.00000000	0.00000000	0.00000000	33.38450057	0.00000000	0.00000000	0.00000000	0.00000000
F	12624QAJ2	0.00000000	0.00000000	0.00000000	0.00000000	91.21027418	0.00000000	0.00000000	0.00000000	0.00000000
G	12624QAL7	0.00000000	0.00000000	0.00000000	0.00000000	139.31587102	0.00000000	0.00000000	0.00000000	0.00000000
V	12624QAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624QAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624QAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624QAS2	143.52047225	0.00000000	0.00000000	0.13678762	2.53143933	0.00000000	0.00000000	0.00000000	143.52047225
X-B	12624QAA1	1,000.00000000	0.00000000	0.00000000	0.33440243	6.40776739	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/26 - 04/30/26	30	665,312.34	39,136.02	0.00	39,136.02	39,136.02	0.00	0.00	0.00	704,448.36
X-A	04/01/26 - 04/30/26	30	2,128,366.44	121,576.84	0.00	121,576.84	121,576.84	0.00	0.00	0.00	2,249,943.28
X-B	04/01/26 - 04/30/26	30	632,577.40	34,830.02	0.00	34,830.02	34,830.02	0.00	0.00	0.00	667,407.42
A-M	04/01/26 - 04/30/26	30	5,191,346.32	300,988.42	0.00	300,988.42	300,988.42	0.00	0.00	0.00	5,492,334.74
B	04/01/26 - 04/30/26	30	5,713,500.86	201,415.43	0.00	201,415.43	201,415.43	0.00	0.00	0.00	5,914,916.29
C	04/01/26 - 04/30/26	30	4,941,979.67	140,742.51	0.00	140,742.51	140,742.51	0.00	0.00	0.00	5,082,722.18
D	04/01/26 - 04/30/26	30	2,863,714.42	48,077.24	0.00	48,077.24	48,077.24	0.00	0.00	0.00	2,911,791.66
E	N/A	N/A	649,061.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	649,061.46
F	N/A	N/A	1,646,710.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,646,710.29
G	N/A	N/A	4,836,955.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,836,955.79
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			29,269,524.99	886,766.48	0.00	886,766.48	886,766.48	0.00	0.00	0.00	30,156,291.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	911,250.00	Master Servicing Fee	20,416.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	(0.01)
Deferred Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	2,083.33
ARD Interest	0.00	Operating Advisor Fee	1,156.67
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	911,250.00	Total Fees	23,656.66

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(887,593.33)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	(887,593.33)	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	0.00
Total Funds Collected	23,656.67	Total Funds Distributed	23,656.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	245,000,000.00	245,000,000.00	Beginning Certificate Balance	245,000,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	245,000,000.00	245,000,000.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	245,000,000.00	245,000,000.00	Ending Certificate Balance	245,000,000.00
Ending Actual Collateral Balance	245,000,000.00	245,000,000.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.29 or less	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.35 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	1	125,000,000.00	51.02%	(43)	4.3080	1.446600
55,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 or greater	2	245,000,000.00	100.00%	(43)	4.4633	1.538192	1.60 to 1.69	1	120,000,000.00	48.98%	(44)	4.6250	1.633600
Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192	1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
							1.80 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
							2.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
New York	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
							Mixed Use	1	125,000,000.00	51.02%	(43)	4.3080	1.446600
Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
							Retail	1	120,000,000.00	48.98%	(44)	4.6250	1.633600
							Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.2499% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	125,000,000.00	51.02%	(43)	4.3080	1.446600	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	120,000,000.00	48.98%	(44)	4.6250	1.633600	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192	49 months or greater	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
								Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	245,000,000.00	100.00%	(43)	4.4633	1.538192	Interest Only	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	2	245,000,000.00	100.00%	(43)	4.4633	1.538192	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	245,000,000.00	100.00%	(43)	4.4633	1.538192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	482110005	MU	New York	NY	Actual/360	4.308%	448,750.00	0.00	0.00	N/A	10/06/22	10/06/24	125,000,000.00	125,000,000.00	04/06/26
2	540100002	RT	Victor	NY	Actual/360	4.625%	462,500.00	0.00	0.00	N/A	09/06/22	09/05/24	120,000,000.00	120,000,000.00	05/06/26
Totals							911,250.00	0.00	0.00				245,000,000.00	245,000,000.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,417,478.00	0.00	--	--	05/11/26	0.00	0.00	436,250.00	436,250.00	0.00	0.00
2	16,330,727.00	0.00	--	--	05/11/26	16,102,843.63	0.00	0.00	0.00	0.00	0.00
Totals	29,748,205.00	0.00				16,102,843.63	0.00	436,250.00	436,250.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(43)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(42)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(41)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(40)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(39)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(38)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(37)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(36)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(35)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(34)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(33)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463265%	4.103550%	(32)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	482110005	04/06/26	0	5	436,250.00	436,250.00	0.00	125,000,000.00	07/23/24	4
Totals					436,250.00	436,250.00	0.00	125,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		245,000,000	120,000,000	125,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	245,000,000	245,000,000	0	0	0	0
Apr-26	245,000,000	245,000,000	0	0	0	0
Mar-26	245,000,000	245,000,000	0	0	0	0
Feb-26	245,000,000	245,000,000	0	0	0	0
Jan-26	245,000,000	245,000,000	0	0	0	0
Dec-25	245,000,000	245,000,000	0	0	0	0
Nov-25	245,000,000	245,000,000	0	0	0	0
Oct-25	245,000,000	245,000,000	0	0	0	0
Sep-25	245,000,000	245,000,000	0	0	0	0
Aug-25	245,000,000	245,000,000	0	0	0	0
Jul-25	245,000,000	245,000,000	0	0	0	0
Jun-25	245,000,000	120,000,000	0	0	125,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	482110005	125,000,000.00	125,000,000.00	267,500,000.00	04/23/26	12,637,351.00	1.44660	12/31/25	10/06/22	I/O
2	540100002	120,000,000.00	120,000,000.00	112,000,000.00	02/02/26	16,087,226.00	1.63360	12/31/25	09/06/22	I/O
Totals		245,000,000.00	245,000,000.00	379,500,000.00		28,724,577.00

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	482110005	MU	NY	07/23/24	4

The subject loan matured in October 2024, subsequent to which the Borrower entered into a Forbearance Agreement with the Lender extending the payoff date through October 6, 2026. The loan remains current as of April 2026 with no outstanding payment delinquencies. As of year-end 2025, the property was 56% occupied and 72% leased, reflecting the successful execution of a 60,000 square foot tenant lease agreement during the period. The Borrower remains actively engaged in tenant retention initiatives and continues to direct all efforts toward achieving full asset stabilization.

2	540100002	RT	NY	09/09/24	4

The loan was transferred to the Special Servicer on September 10, 2024, following a maturity default. A Loan Modification Agreement dated February 28, 2023 extended the loan's maturity date from September 6, 2022 to September 5, 2024, with a subsequent two-year extension executed on October 15, 2024. The borrower continues to demonstrate a strong commitment to the asset, actively pursuing leasing and value-creation initiatives, most notably the execution of a lease with

Bass Pro Shop and a ground lease supporting the development of a new hotel on the property. As of April 2026, the loan remains current, and the Special Servicer is actively monitoring compliance with all loan document requirements.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	482110005	0.00	4.30800%	0.00	4.30800%	1	12/21/22	12/21/22	--
1	482110005	0.00	4.30800%	0.00	4.30800%	1	12/06/24	12/21/22	--
2	540100002	0.00	4.62500%	0.00	4.62500%	1	02/28/23	02/28/23	--
2	540100002	0.00	4.62500%	0.00	4.62500%	1	10/15/24	02/28/23	--
7	540100007	37,585,183.80	4.94000%	37,585,183.80	4.94000%	10	06/05/20	06/06/20	08/11/20
7	540100007	0.00	4.94000%	0.00	4.94000%	10	08/11/20	06/06/20	06/05/20
20	656100051	0.00	4.28000%	0.00	4.28000%	1	12/06/22	10/06/22	--
26	407000102	10,927,785.00	4.86950%	10,907,497.88	4.86950%	10	08/12/20	08/12/20	--
Totals		48,512,968.80		48,492,681.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	540100003	05/17/21	62,162,267.38	28,200,000.00	401,879.63	12,850,182.71	401,879.63	(12,448,303.08)	62,162,267.38	0.00	(23,772,688.46)	85,934,955.84	117.71%
9	482110006	05/17/22	32,876,511.23	42,000,000.00	10,153,972.14	2,203,590.81	10,153,972.14	7,950,381.33	24,926,129.91	0.00	(45,003.68)	24,971,133.59	62.42%
20	656100051	06/16/23	19,694,082.51	66,800,000.00	20,016,252.65	197,938.04	20,016,252.65	19,818,314.61	0.00	0.00	(10,000.00)	10,000.00	0.04%
25	407000108	02/15/19	9,971,294.11	13,300,000.00	14,465,632.85	948,322.44	14,465,632.85	13,517,310.41	0.00	0.00	416,727.98	(416,727.98)	3.20%
32	540100032	08/17/22	7,621,135.17	13,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
36	540100036	12/17/14	2,314,396.73	4,400,000.00	2,652,322.80	368,787.75	2,652,322.80	2,283,535.05	30,861.68	0.00	0.00	30,861.68	1.08%
37	540100037	12/17/14	2,151,982.72	4,060,000.00	2,468,048.44	344,797.29	2,468,048.44	2,123,251.15	28,731.57	0.00	0.00	28,731.57	1.08%
38	540100038	12/17/14	1,601,445.17	4,530,000.00	1,892,703.39	318,231.46	1,892,703.39	1,574,471.93	26,973.24	0.00	0.00	26,973.24	1.07%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			138,393,115.02	176,990,000.00	52,050,811.90	17,231,850.50	52,050,811.90	34,818,961.40	87,174,963.78	0.00	(23,410,964.16)	110,585,927.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/15/19	0.00	86,566.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	540100003	05/15/26	0.00	0.00	85,934,955.84	0.00	887,593.33	0.00	0.00	0.00	80,234,679.30
		04/17/26	0.00	0.00	85,047,362.51	0.00	917,179.77	0.00	0.00	0.00
		03/17/26	0.00	0.00	84,130,182.74	0.00	828,420.45	0.00	0.00	0.00
		02/18/26	0.00	0.00	83,301,762.29	0.00	917,179.77	0.00	0.00	0.00
		01/16/26	0.00	0.00	82,384,582.52	0.00	917,179.77	0.00	0.00	0.00
		12/17/25	0.00	0.00	81,467,402.75	0.00	939,259.99	0.00	0.00	0.00
		11/18/25	0.00	0.00	80,528,142.76	0.00	917,179.77	0.00	0.00	0.00
		10/20/25	0.00	0.00	79,610,962.99	0.00	887,501.62	0.00	0.00	0.00
		09/17/25	0.00	0.00	78,723,461.37	0.00	916,346.44	0.00	0.00	0.00
		08/15/25	0.00	0.00	77,807,114.93	0.00	917,179.77	0.00	0.00	0.00
		07/17/25	0.00	0.00	76,915,768.49	0.00	888,439.44	0.00	0.00	0.00
		06/17/25	0.00	0.00	76,027,329.05	0.00	0.00	917,388.11	0.00	0.00
		05/16/25	0.00	0.00	75,109,940.94	0.00	0.00	861,551.66	0.00	0.00
		04/17/25	0.00	0.00	74,248,389.28	0.00	0.00	864,404.36	0.00	0.00
		03/17/25	0.00	0.00	73,383,984.92	0.00	0.00	855,781.55	0.00	0.00
		02/18/25	0.00	0.00	72,528,203.37	0.00	0.00	864,436.72	0.00	0.00
		01/17/25	0.00	0.00	71,663,766.65	0.00	0.00	1,009,402.00	0.00	0.00
		12/17/24	0.00	0.00	70,654,364.65	0.00	0.00	861,551.66	0.00	0.00
		11/18/24	0.00	0.00	69,792,812.99	0.00	0.00	328,389.16	0.00	0.00
		10/18/24	0.00	0.00	69,464,423.83	0.00	0.00	397,058.43	0.00	0.00
		09/17/24	0.00	0.00	69,067,365.40	0.00	0.00	378,208.07	0.00	0.00
		08/16/24	0.00	0.00	68,689,157.33	0.00	0.00	395,034.55	0.00	0.00
		07/17/24	0.00	0.00	68,294,122.78	0.00	0.00	390,235.17	0.00	0.00
		06/17/24	0.00	0.00	67,903,887.61	0.00	0.00	300,178.50	0.00	0.00
		05/17/24	0.00	0.00	67,275,352.76	0.00	0.00	300,000.00	0.00	0.00
		04/17/24	0.00	0.00	66,975,352.76	0.00	0.00	337,885.08	0.00	0.00
		03/15/24	0.00	0.00	66,637,467.68	0.00	0.00	300,000.00	0.00	0.00
		02/16/24	0.00	0.00	66,330,471.07	0.00	0.00	306,583.24	0.00	0.00
		01/18/24	0.00	0.00	66,023,887.83	0.00	0.00	88,052.23	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	540100003	12/15/23	0.00	0.00	65,935,835.60	0.00	0.00	380,235.17	0.00	0.00
		11/17/23	0.00	0.00	65,555,600.43	0.00	0.00	191,079.57	0.00	0.00
		10/17/23	0.00	0.00	65,364,520.86	0.00	0.00	167,676.48	0.00	0.00
		09/15/23	0.00	0.00	65,532,197.34	0.00	0.00	187,684.30	0.00	207,350.25
		08/17/23	0.00	0.00	65,344,513.04	0.00	0.00	395,034.55	0.00	0.00
		07/17/23	0.00	0.00	64,949,478.49	0.00	0.00	390,473.63	0.00	0.00
		06/16/23	0.00	0.00	64,559,004.86	0.00	0.00	690,431.55	0.00	0.00
		05/17/23	0.00	0.00	63,868,573.31	0.00	0.00	247,556.02	0.00	0.00
		04/17/23	0.00	0.00	63,621,017.29	0.00	0.00	404,536.92	0.00	0.00
		12/16/22	0.00	0.00	63,216,480.37	0.00	0.00	1,054,212.99	0.00	0.00
		05/17/21	0.00	0.00	62,162,267.38	0.00	0.00	62,162,267.38	0.00	4,000,000.00
9	482110006	06/17/22	0.00	0.00	24,971,133.59	0.00	0.00	45,003.68	0.00	0.00	24,971,133.59
		05/17/22	0.00	0.00	24,926,129.91	0.00	0.00	24,926,129.91	0.00	0.00
20	656100051	12/15/23	0.00	0.00	10,000.00	0.00	0.00	10,000.00	0.00	0.00	10,000.00
		06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	407000108	02/17/22	0.00	0.00	(416,727.98)	0.00	0.00	203.13	0.00	0.00	203.13
		05/15/20	0.00	0.00	(416,727.98)	0.00	(1,395.84)	0.00	0.00	0.00
		11/18/19	0.00	0.00	(416,727.98)	0.00	36,792.82	0.00	0.00	0.00
		10/18/19	0.00	0.00	(416,727.98)	0.00	(36,792.82)	0.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	540100032	08/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	540100036	12/17/14	0.00	0.00	30,861.68	0.00	0.00	30,861.68	0.00	0.00	30,861.68
37	540100037	12/17/14	0.00	0.00	28,731.57	0.00	0.00	28,731.57	0.00	0.00	28,731.57
38	540100038	12/17/14	0.00	0.00	26,973.24	0.00	0.00	26,973.24	0.00	0.00	26,973.24
Current Period Totals			0.00	0.00	0.00	0.00	887,593.33	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	86,566.10	110,585,927.94	0.00	9,932,064.28	101,095,232.26	0.00	4,207,350.25	105,302,582.51

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26